EMPLOYEE-RELATED BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
EMPLOYEE-RELATED BENEFITS
Schedule of current and long-term employee-related benefits

	At December 31,
	2017	2016
Current:
Accrued payroll and withholding taxes	$264	$256
Peruvian workers’ participation and other bonuses	22	13
Employee pension benefits	7	12
Other post-retirement plans	5	4
Accrued severance	1	2
Other employee-related payables	10	11
	$309	$298
Non-current:
Employee pension benefits	$129	$180
Accrued severance	162	140
Other post-retirement benefit plans	81	80
Other employee-related payables	14	11
	$386	$411

Schedule of reconciliation of changes in the obligations and fair value of pension and other benefits

	Pension Benefits		Other Benefits
	2017	2016	2017	2016
Change in benefit obligation:
Benefit obligation at beginning of year	$1,025	$948	$84	$92
Service cost	29	28	1	2
Interest cost	44	45	4	4
Actuarial loss (gain)	73	60	2	(11)
Amendments	—	2	(2)	—
Settlement payments	(10)	(11)	—	—
Benefits paid	(40)	(47)	(3)	(3)
Projected benefit obligation at end of year	$1,121	$1,025	N/A	N/A
Accumulated benefit obligation	$1,098	$1,010	$86	$84
Change in fair value of assets:
Fair value of assets at beginning of year	$833	$760	$—	$—
Actual return on plan assets	130	59	—	—
Employer contributions	72	72	3	3
Settlement payments	(10)	(11)	—	—
Benefits paid	(40)	(47)	(3)	(3)
Fair value of assets at end of year	$985	$833	$—	$—
Unfunded status, net	$136	$192	$86	$84

Schedule of net pension and other employee benefit amounts recognized in the consolidated balance sheets

	Pension Benefits		Other Benefits
	2017	2016	2017	2016
Accrued employee benefit liability	$136	$192	$86	$84
Accumulated other comprehensive income (loss):
Net actuarial gain (loss)	(409)	(446)	14	18
Prior service credit	46	54	29	32
	(363)	(392)	43	50
Less: Income taxes	127	138	(15)	(18)
	$(236)	$(254)	$28	$32

Schedule of components of the net periodic pension and other benefits costs

	Pension Benefit Costs			Other Benefit Costs
	2017	2016	2015	2017	2016	2015
Service cost	$29	$28	$30	$1	$2	$3
Interest cost	44	45	41	4	4	5
Expected return on plan assets	(63)	(58)	(58)	—	—	—
Amortization, net	30	25	27	(7)	(6)	(3)
Net periodic benefit cost	$40	$40	$40	$(2)	$—	$5
Settlements	5	6	3	—	—	—
Total benefit cost	$45	$46	$43	$(2)	$—	$5

Schedule of components recognized in Other comprehensive income (loss)

	Pension Benefits			Other Benefits
	2017	2016	2015	2017	2016	2015
Net loss (gain)	$5	$61	$24	$—	$(11)	$(62)
Amortization, net	(30)	(25)	(27)	7	6	3
Settlements	(5)	(6)	(3)	—	—	—
Total recognized in other comprehensive income (loss)	$(30)	$30	$(6)	$7	$(5)	$(59)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$15	$76	$37	$5	$(5)	$(54)

Schedule of significant assumptions used in measuring the benefit obligation and net periodic pension benefit cost

	Pension Benefits			Other Benefits
	Years Ended December 31,			Years Ended December 31,
	2017	2016	2015	2017	2016	2015
Weighted average assumptions used in measuring the net periodic benefit cost:
Discount rate	4.36%	4.80%	4.32%	4.36%	4.80%	4.32%
Expected return on plan assets	7.25%	7.25%	7.75%	N/A	N/A	N/A

Schedule of target and actual asset allocations

The following is a summary of the target asset allocations for 2017 and the actual asset allocation at December 31, 2017.

		Actual at
		December 31,
Asset Allocation	Target	2017
U.S. equity investments	11%	11%
International equity investments	12%	12%
World equity fund (U.S. and International equity investments)	20%	20%
Fixed income investments	49%	49%
Other	8%	8%

The following table sets forth the Company’s pension plan assets measured at fair value at December 31, 2017 and 2016:

	Fair Value at December 31,
	2017	2016
Plan Assets:
Cash and cash equivalents	$3	$2
Commingled funds	982	831
	$985	$833

Schedule of effect of one percentage point change in assumed health care cost trend rates

	One-percentage-point	One-percentage-point
	Increase	Decrease
Effect on total of service and interest cost components of net periodic post-retirement health care benefit cost	$—	$—
Effect on the health care component of the accumulated post-retirement benefit obligation	$2	$(2)